CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 IDR (Rp) Rp / shares	Dec. 31, 2016 IDR (Rp) Rp / shares	Dec. 31, 2015 IDR (Rp) Rp / shares
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
REVENUES	$ 9,453	Rp 128,256	Rp 116,333	Rp 102,470
Operation, maintenance and telecommunication service expenses	(2,698)	(36,603)	(31,263)	(28,116)
Depreciation and amortization	(1,509)	(20,477)	(18,556)	(18,572)
Personnel expenses	(997)	(13,529)	(13,612)	(11,885)
Marketing expenses	(388)	(5,268)	(4,132)	(3,275)
General and administrative expenses	(388)	(5,260)	(4,610)	(4,204)
Interconnection expenses	(220)	(2,987)	(3,218)	(3,586)
Gain (loss) on foreign exchange - net	4	51	(52)	(46)
Other income	77	1,039	751	1,500
Other expenses	(97)	(1,320)	(2,469)	(1,917)
OPERATING PROFIT	3,237	43,902	39,172	32,369
Finance income	106	1,434	1,716	1,407
Finance costs	(205)	(2,769)	(2,810)	(2,481)
Share of profit (loss) of associated companies	6	61	88	(2)
PROFIT BEFORE INCOME TAX	3,144	42,628	38,166	31,293
INCOME TAX (EXPENSE) BENEFIT
Current	(837)	(11,357)	(10,738)	(8,365)
Deferred	103	1,399	1,721	342
Net Income Tax Expense	(734)	(9,958)	(9,017)	(8,023)
PROFIT FOR THE YEAR	2,410	32,670	29,149	23,270
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Foreign currency translation	2	24	(40)	128
Net gain (loss) on available-for-sale financial assets	2	20	0	(1)
Share of other comprehensive income of associated companies	0	(1)	(1)	(2)
Other comprehensive income not to be reclassified to profit or loss in subsequent periods:
Defined benefit plan actuarial gain (loss) - net of tax	(175)	(2,375)	(2,058)	368
Other Comprehensive Income - net	(171)	(2,332)	(2,099)	493
NET COMPREHENSIVE INCOME FOR THE YEAR	2,239	30,338	27,050	23,763
Profit for the year attributable to:
Owners of the parent company	1,631	22,120	19,333	15,451
Non-controlling interests	779	10,550	9,816	7,819
PROFIT FOR THE YEAR	2,410	32,670	29,149	23,270
Net comprehensive income for the year attributable to:
Owners of the parent company	1,470	19,927	17,312	16,003
Non-controlling interests	769	10,411	9,738	7,760
NET COMPREHENSIVE INCOME FOR THE YEAR	$ 2,239	Rp 30,338	Rp 27,050	Rp 23,763
BASIC AND DILUTED EARNINGS PER SHARE (in full amount)
Profit per share | (per share)	$ 0.02	Rp 223.30	Rp 195.99	Rp 157.38
Profit per ADS (100 Series B shares per ADS) | (per share)	$ 1.65	Rp 22,329.40	Rp 19,599.85	Rp 15,738.00